Long-Term Bank Loans (Details) ¥ in Millions	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Nov. 04, 2025 USD ($)	Nov. 04, 2025 CNY (¥)	Nov. 23, 2023 USD ($)	Nov. 23, 2023 CNY (¥)
Long-Term Bank Loans [Line Items]
Interest expense	$ 159,395	$ 289,385
LRC Bank [Member]
Long-Term Bank Loans [Line Items]
Borrowing amount			$ 2,200,000	¥ 15	$ 2,100,000	¥ 15
Working capital term			3 years	3 years	2 years	2 years
Maturity date			Nov. 03, 2028	Nov. 03, 2028	Nov. 14, 2025	Nov. 14, 2025
Fixed interest rate			3.45%	3.45%	3.95%	3.95%